Spear Alpha ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 82.2%
Administrative & Support Services — 5.1%
Cloudflare, Inc.- Class A (a)	2,748	$151,992

Computer & Electronic Product Manufacturing — 16.3%
Marvell Technology, Inc.	4,882	209,487
NVIDIA Corp.	2,256	273,856
		483,343
Mining (Except Oil & Gas) — 4.5%
Cameco Corp. (b)	5,060	134,140

Professional, Scientific & Technical Services — 23.7%
Palo Alto Networks, Inc. (a)	258	42,258
Snowflake, Inc. - Class A (a)	1,354	230,126
Unity Software, Inc. (a)	4,149	100,327
Zscaler, Inc. (a)	2,005	329,562
		702,273
Publishing Industries (Except Internet) — 25.4% (d)
ANSYS, Inc. (a)	605	134,128
Autodesk, Inc. (a)	414	77,335
Crowdstrike Holdings, Inc. - Class A (a)	782	128,881
Datadog, Inc. - Class A (a)	1,600	142,048
HubSpot, Inc. (a)	350	94,542
Okta, Inc. (a)	3,100	176,297
		753,231
Securities, Commodity Contracts & Other Financial Instruments — 6.0%
Joby Aviation, Inc. (a)	12,000	51,960
NIO, Inc. - ADR (a)(b)	7,970	125,687
		177,647
Transportation Equipment Manufacturing — 1.2%
XPeng, Inc. - ADR (a)(b)	3,000	35,850
TOTAL COMMON STOCKS (Cost $2,965,490)		2,438,476

MONEY MARKET FUNDS — 16.3%
First American Government Obligations Fund - Class X, 2.77% (c)	483,235	483,235
TOTAL MONEY MARKET FUNDS (Cost $483,235)		483,235

Total Investments (Cost $3,488,725) — 98.5%		2,921,711
Other assets and liabilities, net — 1.5%		45,978
TOTAL NET ASSETS — 100.0%		$2,967,689

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,438,476	$-	$-	$2,438,476
Money Market Fund	483,235	-	-	483,235
Total Investments - Assets	$2,921,711	$-	$-	$2,921,711

* See the Schedule of Investments for industry classifications.